Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets
Cash and Cash Equivalents, at Carrying Value	[1]	SFr 101,879	SFr 100,047	SFr 109,815		SFr 121,161
Interest-bearing deposits with banks		741	1,142
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		106,997	117,095
Securities received as collateral		40,219	41,696
Trading assets		153,797	133,635
Investment securities		1,006	1,479
Other investments		5,666	4,890
Net loans		296,779	287,581
Goodwill		4,663	4,766
Other intangible assets		291	219
Brokerage receivables		35,648	38,907
Other assets		39,609	37,459
Total assets		787,295	768,916
Liabilities and equity
Due to banks		16,744	15,220
Customer deposits		383,783	363,925
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		27,533	24,623
Obligation to return securities received as collateral		40,219	41,696
Trading liabilities		38,186	42,169
Short-term borrowings		28,385	21,926
Long-term debt		152,005	154,308
Brokerage payables		25,683	30,923
Other liabilities		31,043	30,107
Total liabilities		743,581	724,897
Total shareholders' equity		43,644	43,922
Noncontrolling interests		70	97
Total equity		43,714	44,019	42,189		42,311
Total liabilities and equity		787,295	768,916
Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value		558	409	(211)		(843)
Interest-bearing deposits with banks		(421)	(430)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Securities received as collateral		0	0
Trading assets		(99)	(224)
Investment securities		(32,851)	(23,454)
Other investments		(49,748)	(47,964)
Net loans		(7,246)	(5,294)
Goodwill		703	710
Other intangible assets		0	0
Brokerage receivables		0	0
Other assets		1,915	239
Total assets		(87,189)	(76,008)
Liabilities and equity
Due to banks		(2,285)	(1,364)
Customer deposits		(1,167)	(1,338)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(108)	0
Obligation to return securities received as collateral		0	0
Trading liabilities		0	(2)
Short-term borrowings		(484)	(493)
Long-term debt		(36,591)	(26,237)
Brokerage payables		0	0
Other liabilities		139	(677)
Total liabilities		(40,496)	(30,111)
Total shareholders' equity		(46,120)	(45,296)
Noncontrolling interests		(573)	(601)
Total equity		(46,693)	(45,897)
Total liabilities and equity		(87,189)	(76,008)
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value		277	324	516	[1]	938	[1]
Interest-bearing deposits with banks		489	498
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Securities received as collateral		0	0
Trading assets		1	0
Investment securities		32,853	23,456
Other investments		49,780	48,030
Net loans		0	0
Goodwill		0	0
Other intangible assets		0	0
Brokerage receivables		0	0
Other assets		625	547
Total assets		84,025	72,855
Liabilities and equity
Due to banks		2,287	1,364
Customer deposits		0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Obligation to return securities received as collateral		0	0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		37,596	27,112
Brokerage payables		0	0
Other liabilities		498	457
Total liabilities		40,381	28,933
Total shareholders' equity		43,644	43,922
Noncontrolling interests		0	0
Total equity		43,644	43,922
Total liabilities and equity		84,025	72,855
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	[1]	101,044	99,314	109,510		121,066
Interest-bearing deposits with banks		673	1,074
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		106,997	117,095
Securities received as collateral		40,219	41,696
Trading assets		153,895	133,859
Investment securities		1,004	1,477
Other investments		5,634	4,824
Net loans		304,025	292,875
Goodwill		3,960	4,056
Other intangible assets		291	219
Brokerage receivables		35,648	38,907
Other assets		37,069	36,673
Total assets		790,459	772,069
Liabilities and equity
Due to banks		16,742	15,220
Customer deposits		384,950	365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		27,641	24,623
Obligation to return securities received as collateral		40,219	41,696
Trading liabilities		38,186	42,171
Short-term borrowings		28,869	22,419
Long-term debt		151,000	153,433
Brokerage payables		25,683	30,923
Other liabilities		30,406	30,327
Total liabilities		743,696	726,075
Total shareholders' equity		46,120	45,296
Noncontrolling interests		643	698
Total equity		46,763	45,994
Total liabilities and equity		790,459	772,069
Bank | Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value		2,642	2,540	3,058		2,491
Interest-bearing deposits with banks		10	22
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		26,905	35,640
Securities received as collateral		2,921	4,751
Trading assets		35,339	29,341
Investment securities		0	0
Other investments		621	826
Net loans		11,907	12,263
Goodwill		715	727
Other intangible assets		276	200
Brokerage receivables		17,012	20,772
Other assets		12,843	12,967
Total assets		111,191	120,049
Liabilities and equity
Due to banks		63	59
Customer deposits		1	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		5,799	6,296
Obligation to return securities received as collateral		2,921	4,751
Trading liabilities		8,468	8,693
Short-term borrowings		8,720	9,679
Long-term debt		43,821	47,074
Brokerage payables		15,213	17,452
Other liabilities		9,414	9,995
Total liabilities		94,420	103,999
Total shareholders' equity		16,713	15,971
Noncontrolling interests		58	79
Total equity		16,771	16,050
Total liabilities and equity		111,191	120,049
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value		98,402	96,774	SFr 106,452		SFr 118,575
Interest-bearing deposits with banks		663	1,052
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		80,092	81,455
Securities received as collateral		37,298	36,945
Trading assets		118,556	104,518
Investment securities		1,004	1,477
Other investments		5,013	3,998
Net loans		292,118	280,612
Goodwill		3,245	3,329
Other intangible assets		15	19
Brokerage receivables		18,636	18,135
Other assets		24,226	23,706
Total assets		679,268	652,020
Liabilities and equity
Due to banks		16,679	15,161
Customer deposits		384,949	365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,842	18,327
Obligation to return securities received as collateral		37,298	36,945
Trading liabilities		29,718	33,478
Short-term borrowings		20,149	12,740
Long-term debt		107,179	106,359
Brokerage payables		10,470	13,471
Other liabilities		20,992	20,332
Total liabilities		649,276	622,076
Total shareholders' equity		29,407	29,325
Noncontrolling interests		585	619
Total equity		29,992	29,944
Total liabilities and equity		SFr 679,268	SFr 652,020

[1]	Includes restricted cash.